Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Employee Benefits (Textuals) [Abstract]
Severance expenses	$ 28,054	$ 19,570	$ 14,616
Excess percentage of net actuarial gain (loss)	The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.